Financial Assets - Current (Tables)	12 Months Ended
Dec. 31, 2024
Financial assets - current. [Abstract]
Schedule of current financial assets

	As of December 31,
(in thousands of $)	2024	2023	2022
Money market funds	$–	$–	$46,162
Term accounts	1,878,890	1,131,000	1,345,646
Total current financial assets	$1,878,890	$1,131,000	$1,391,808